Commitment and Contingencies - Narrative (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Outstanding Letters of Credit and Surety Bonds	$ 78.3			$ 81.3
Rent Expense, Contingent Rent Amounts	35.7	28.6	24.7
Rent Expense	292.0	283.2	279.3
CBS Corp.
Related Party Transaction [Line Items]
Indemnification of Letters of Credit and Surety Bonds	$ 78.3			$ 1.2